Share-based compensation - Summary of the restricted share units activity (Details) - Restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning, RSU	5,148,398	7,272,469	6,841,198
Granted	2,732,585	2,787,407	5,084,817
Forfeited	(459,733)	(1,365,256)	(1,731,659)
Vested	(3,139,694)	(3,546,222)	(2,921,887)
Ending, RSU	4,281,556	5,148,398	7,272,469
Expected to vest RSU	4,010,925
Beginning ,Weighted	$ 4.7664	$ 7.8046	$ 15.5702
Granted	4.1986	2.8824	3.1233
Forfeited	4.6775	7.2654	13.4427
Vested	4.7799	8.554	14.4987
Ending ,Weighted	4.4037	$ 4.7664	$ 7.8046
Expected to vest Weighted	$ 4.3732